Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,400
Total deferred tax assets	2,400
Deferred tax liabilities
Total deferred tax liabilities
Net deferred tax assets (liabilities)	2,400
Less valuation allowance	(2,400)
Net deferred tax assets (liabilities)